Debt - Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Notes Payable [Abstract]
FNBD Notes Payable	$ 8,230,395	$ 8,621,519	$ 9,309,286
FSB Notes Payable	3,021,096	3,361,618	5,767,302
Ushjo Note Payable	780,000
Total notes payable	12,031,491	11,983,137	15,076,588
Unamortized debt issuance costs	(89,750)	(81,909)	(124,170)
Notes payable, net of issuance cost	11,941,741	11,901,228	14,952,418
Less current portion	(3,486,268)	(3,410,465)	(1,469,043)
Long-term portion	$ 8,455,473	$ 8,490,763	$ 13,483,375